SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK DEPOSITS [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 4:-	SHORT-TERM BANK DEPOSITS

As of December 31, 2014 and 2013, the Company's bank deposits are as follows:

December 31, 2014
Amount	Maturity date	Annual interest

$5,050	Notice 95 days	0.75%
2,000	February 1, 2015	0.65%
600	May 28, 2015	0.4%

$7,650

December 31, 2013
Amount	Maturity date	Annual interest

$5,028	June 5,2014	0.85%
2,500	February 25, 2014	1.65%
120	November 25, 2014	0.5%
19	January 28, 2014	0.69%

$7,667